Discontinued operation (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operation
Schedule of discontinued operation cash flows

	For the year ended	For the period from January 1, 2022
	2021	through June 30,2022
	US$	US$
Net cash used in operating activities	(100,046)	(47,630)
Net cash provided by investing activities	92,661	10,149
Net cash (used in)/provided by financing activities	(25,926)	20,484

Schedule of discontinued operation consolidated comprehensive income loss

	For the year ended	For the period from January 1, 2022
	2021	through June 30, 2022
	US$	US$
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	337,029	14,910
Cost of revenues	(86,241)	(20,476)
Gross profit/(loss)	250,788	(5,566)
Operating expenses:
Sales and marketing expenses	(161,148)	(8,225)
Product development expenses	(27,514)	(1,839)
General and administrative expenses	(48,506)	(13,804)
Goodwill and intangibles impairment	(4,976)	—
Total operating expenses	(242,144)	(23,868)
Other income	3,586	460
Income/(loss) from discontinued operations	12,230	(28,974)
Other income, net	3,405	1,107
Income/(loss) before income tax	15,635	(27,867)
Income tax benefits/(expenses)	7,294	(1,845)
Net income/(loss) from discontinued operations, net of income tax	22,929	(29,712)